Retained Earnings	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Retained Earnings
22.	Retained Earnings
Details of retained earnings as at December 31, 2023 and 2024, are as follows:

(in millions of Korean won)	December 31, 2023		December 31, 2024
Legal reserve 1	￦	782,249	￦	782,249
Voluntary reserves 2		4,651,362		4,651,362
Unappropriated retained earnings		9,042,256		8,317,177

Total	￦	14,475,867	￦	13,750,788

1
The Commercial Code of the Republic of Korea requires the Controlling Company to appropriate, as a legal reserve, an amount equal to a minimum of 10% of cash dividends paid until such reserve equals 50% of its issued share capital. The reserve is not available for the payment of cash dividends but may be transferred to share capital with the approval of the Controlling Company’s Board of Directors or used to reduce accumulated deficit, if any, with the ratification of the Controlling Company’s majority shareholders.

2
The reserves of research and development of human resources in other surplus reserves are separately accumulated on disposal of retained earnings on tax filing adjustments when calculating income taxes in accordance with regulations of Tax Reduction and Exemption Control Act of Korea. Reversal of the reserves according to the relevant tax law can be paid out as dividends.